ALTEGRIS EQUITY LONG SHORT FUND

Class A	Ticker: ELSAX
Class C	Ticker: ELSCX
Class I	Ticker: ELSIX
Class N	Ticker: ELSNX

a series of Northern Lights Fund Trust

Supplement dated June 1, 2016 to the Prospectus dated April 29, 2016

Effective May 31, 2016 Robert Kim of Visium Asset Management, LP (“Visium”) has been removed as a sub-adviser Portfolio Manager of the Altegris Equity Long Short Fund (the “Fund”). Visium has also been terminated as a sub-adviser to the Fund. Therefore, all references to Visium or Robert Kim are removed from the Prospectus.

Effective immediately Cramer Rosenthal McGlynn, LLC (“CRM”) has been added as a sub-adviser the Fund and Jay B. Abramson of CRM has been added as sub-adviser Portfolio Manager of the Fund.

Mr. Goldaracena and Mr. Eric Bundonis, each of the Adviser, and the sub-adviser Portfolio Managers, Kelly Wiesbrock of Harvest Capital Strategies, LLC; Richard L. Chilton, Jr., of Chilton Investment Company, LLC; Emmanuel Ferreira of Convector Capital Management, LP; and Jay B. Abramson of CRM are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

The following replaces the information in the section titled “Sub-Advisers” on page 6 of the Prospectus:

Harvest Capital Strategies, LLC, Chilton Investment Company, LLC, Convector Capital Management, LP, and Cramer Rosenthal McGlynn, LLC each serve as a sub-adviser to the Fund.

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The following is to be included in the section titled “Sub-Adviser Portfolio Managers” on page 6 of the Prospectus:

Cramer Rosenthal McGlynn, LLC

Jay R. Abramson, Chief Executive Officer and Chief Investment Officer, Portfolio Manager, has been with Cramer Rosenthal McGlynn, LLC (“CRM”) since 1985, and a sub-adviser Portfolio Manager for the Fund since June 2016.

CRM serves as a sub-adviser with respect to the Fund. CRM’s principal business address is 520 Madison Avenue, 20th Floor, New York, New York, 10022. CRM is an SEC-registered investment adviser with its principal place of business in New York, NY. CRM was founded in 1973 as a value investment specialist and has been registered with the SEC since June 1983. As of April 30, 2016, CRM had $6.7 billion in assets under management.

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The following is to be included in the section titled “Sub-Advisers and Sub-Advisers Portfolio Managers” on page 52:

Jay B. Abramson

Chief Executive Officer and Chief Investment Officer

Mr. Abramson has been with Cramer Rosenthal McGlynn, LLC (“CRM”) since 1985. As Chief Investment Officer, he maintains overall responsibility for the firm's investment team. Jay is also a member of the firm's Management Committee and serves as Chief Executive Officer. Prior to CRM, Jay earned his CPA. He received a BSE from The Wharton School of the University of Pennsylvania and a JD from the University of Pennsylvania Law School. Jay is a Trustee and Chairman of the Investment Committee for Montefiore Medical Center and is on the Board of Overseers of the University of Pennsylvania's School of Design.

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The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), both dated April 29, 2016. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

ALTEGRIS EQUITY LONG SHORT FUND

Class A	Ticker: ELSAX
Class C	Ticker: ELSCX
Class I	Ticker: ELSIX
Class N	Ticker: ELSNX

a series of Northern Lights Fund Trust

Supplement dated June 1, 2016 to the

Statement of Additional Information (“SAI”) dated April 29, 2016

Effective May 31, 2016, Robert Kim of Visium Asset Management, LP (“Visium”) has been removed as a Sub-Adviser Portfolio Manager of the Altegris Equity Long Short Fund (the “Fund”). Visium has also been terminated as a sub-adviser to the Fund. Therefore all references to Robert Kim and Visium Asset Management, LP are removed from the SAI.

Effective immediately, Cramer Rosenthal McGlynn, LLC (“CRM”) has been added as a sub-adviser to the Fund and Jay B. Abramson of CRM has been added as Sub-Adviser Portfolio Manager of the Fund.

Mr. Goldaracena and Mr. Eric Bundonis, each of the Adviser, and the Sub-Adviser Portfolio Managers, Kelly Wiesbrock of Harvest Capital Strategies, LLC; Richard L. Chilton, Jr., of Chilton Investment Company, LLC; Emmanuel Ferreira of Convector Capital Management, LP; and Jay B. Abramson of Cramer Rosenthal McGlynn, LLC, are primarily responsible for the day-to-day management of the Fund. The investment objective, principal investment strategies and principal risks of the Fund have not changed.

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The first paragraph under the section titled “Types of Investments” on page 2 is revised to reflect the fact that Cramer Rosenthal McGlynn, LLC (“CRM”) is a Sub-Adviser to Altegris Equity Long Short Fund.

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The first paragraph under the section titled “Sub-Advisers and Sub-Advisory Agreements” on page 47 is revised to reflect the fact that Cramer Rosenthal McGlynn, LLC is a Sub-Adviser to the Altegris Equity Long Short Fund. Wilmington Trust Investments, Inc. (“WTI”), a subsidiary of M&T Bank Corporation, a publicly held company, is a principal investor in CRM with a primary ownership of 88.00% (76.11% on a fully diluted basis) with Cramer Rosenthal McGlynn, Inc. and CRM Group, LLC, each an employee-owned entity, owning the remaining 12.00% (23.89% on a fully diluted basis). Cramer Rosenthal McGlynn, Inc. and CRM Group, LLC retain voting and effective veto rights in connection with matters pertaining to CRM. This includes decisions relating to how the business is developed, senior investment professionals are appointed, Firm resources are allocated, and Firm objectives are met. WTI is not involved in the day-to-day business activities of the Firm.

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In the section titled “Portfolio Managers—Sub-Adviser Portfolio Managers” on pages 53-59 the following is inserted:

CRM

Jay B. Abramson
OTHER ACCOUNTS BY TYPE	TOTAL NUMBER OF ACCOUNTS BY ACCOUNT TYPE	TOTAL ASSETS BY ACCOUNT TYPE (IN MILLIONS)	NUMBER OF ACCOUNTS BY TYPE SUBJECT TO A PERFORMANCE FEE	TOTAL ASSETS BY ACCOUNT TYPE SUBJECT TO A PERFORMANCE FEE (IN MILLIONS)
Registered Investment Companies	11	$1,684	0	0
Other Pooled Investment Vehicles	5	$534	2	$130
Other Accounts	123	$3554	4	$647

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The following has been added to the section titled “Compensation” on page 60:

CRM

Mr. Abramson is responsible for multiple accounts with similar investment strategies. He is compensated on portfolio management of the aggregate group of similar accounts rather than for a specific account. His compensation package consists of several components, including an annual salary and additional incentive compensation. Mr. Abramson participates in CRM’s annual incentive plan, which provides cash bonuses dependent on portfolio performance and individual contributions. The most significant portion of the bonus is determined based on the aggregate portfolio pre-tax performance results over one, two and three year periods relative to peer groups and benchmarks, and the remaining portion is discretionary based on certain qualitative factors such as leadership, teamwork and overall contribution. Mr. Abramson also participates in CRM’s long-term incentive plan, which is comprised of a profit-sharing component (based on income of the firm) and option program.

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On page 61, the table under the section titled “Ownership of Securities” is amended to include the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds
Altegris Equity Long Short Fund
Jay B. Abramson	None

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The information in this supplement contains new and additional information beyond that in the Prospectus and Statement of Additional Information (“SAI”), both dated April 29, 2016. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.